Intangible Assets (Tables)	12 Months Ended
Mar. 31, 2020
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Changes in Goodwill by Business Segment
The table below shows the changes in goodwill by business segment for the fiscal years ended March 31, 2020 and 2019.

	Retail Business Unit	International Business Unit	Head office account and others	Total
	(In millions)
Gross amount of goodwill (1)	¥63,418	¥—	¥210,307	¥273,725
Accumulated impairment losses (1)	—	—	—	—

Net carrying amount at March 31, 2018	63,418	—	210,307	273,725

Acquisitions	—	4,707	—	4,707
Impairment losses	—	—	(62,624)	(62,624)

Net carrying amount	63,418	4,707	147,683	215,808
Gross amount of goodwill (1)	63,418	4,707	210,307	278,432
Accumulated impairment losses (1)	—	—	(62,624)	(62,624)

Net carrying amount at March 31, 2019	63,418	4,707	147,683	215,808

Acquisitions (2)	—	—	31,647	31,647
Disposals	(1,466)	—	—	(1,466)
Exchange differences	—	(843)	(1,319)	(2,162)

Net carrying amount	61,952	3,864	178,011	243,827
Gross amount of goodwill (1)	61,952	3,864	240,635	306,451
Accumulated impairment losses (1)	—	—	(62,624)	(62,624)

Net carrying amount at March 31, 2020	¥61,952	¥3,864	¥178,011	¥243,827

(1)	The goodwill which all amounts have been impaired is excluded from gross amount of goodwill and accumulated impairment losses.
(2)
The Group recognized goodwill of ¥17,022 million in Head office account and others resulting from the acquisition of Daiwa SB Investments Ltd. on April 1, 2019. For additional information, refer to Note 49 “Acquisitions.”

Key Assumptions Used in Impairment Testing
The key assumptions used for the value in use calculations for the fiscal years ended March 31, 2020 and 2019 were as follows:

	SMBC Nikko Securities	SMBC Consumer Finance	SMDAM

For the fiscal year ended March 31, 2020:
Pre-tax discount rate	9.60%	9.28%	7.61%
Growth rate	1.00%	1.00%	1.00%
For the fiscal year ended March 31, 2019:
Pre-tax discount rate	8.90%	11.37%	8.95%
Growth rate	1.00%	1.00%	1.00%

Changes in Other Intangible Assets
The table below shows the changes in other intangible assets for the fiscal years ended March 31, 2020 and 2019.

	Internally generated software	Purchased software	Contractual customer relationships	Trademarks	Other intangibles (1)	Total
	(In millions)
Cost	¥650,632	¥340,593	¥172,950	¥46,116	¥54,024	¥1,264,315
Accumulated amortization and impairment losses	(357,115)	(215,028)	(82,495)	(34,543)	(12,957)	(702,138)

Net carrying amount at April 1, 2018	293,517	125,565	90,455	11,573	41,067	562,177

Additions	93,834	38,518	—	—	3,802	136,154
Acquisition of subsidiaries and businesses	3,705	252	12,845	9,706	30,919	57,427
Disposals	(3,020)	(1,637)	—	—	(540)	(5,197)
Amortization	(88,322)	(41,798)	(11,226)	(4,401)	(3,532)	(149,279)
Impairment losses	—	—	—	(4,020)	(21)	(4,041)
Exchange differences	53	522	—	—	22	597
Others	2,314	7,632	—	—	(1,807)	8,139

Net carrying amount	302,081	129,054	92,074	12,858	69,910	605,977

Cost	697,480	358,130	185,795	55,822	87,607	1,384,834
Accumulated amortization and impairment losses	(395,399)	(229,076)	(93,721)	(42,964)	(17,697)	(778,857)

Net carrying amount at March 31, 2019	302,081	129,054	92,074	12,858	69,910	605,977

Adjustment on adoption of IFRS 16	—	—	—	—	11,755	11,755

Cost	697,480	358,130	185,795	55,822	99,362	1,396,589
Accumulated amortization and impairment losses	(395,399)	(229,076)	(93,721)	(42,964)	(17,697)	(778,857)

Net carrying amount at April 1, 2019	302,081	129,054	92,074	12,858	81,665	617,732

Additions	97,895	42,435	—	—	8,673	149,003
Acquisition of subsidiaries and businesses	—	165	4,271	—	20,082	24,518
Disposals	(241)	(1,792)	—	—	(1,543)	(3,576)
Amortization	(90,154)	(44,129)	(11,652)	(2,741)	(10,616)	(159,292)
Impairment losses	—	(8)	(7,262)	—	(21,419)	(28,689)
Exchange differences	(174)	(2,613)	(2,334)	(1,475)	(4,463)	(11,059)
Others	(2,349)	10,237	—	—	(4,875)	3,013

Net carrying amount	307,058	133,349	75,097	8,642	67,504	591,650

Cost	726,459	379,524	187,705	54,329	116,951	1,464,968
Accumulated amortization and impairment losses	(419,401)	(246,175)	(112,608)	(45,687)	(49,447)	(873,318)

Net carrying amount at March 31, 2020	¥307,058	¥133,349	¥75,097	¥8,642	¥67,504	¥591,650

(1)
Other intang
i
bles include Right of use assets from April 1, 2019 which are recognized and measured under IFRS 16 and Leased assets until March 31, 2019 which were recognized and measured under IAS 17. For additional information, refer to Note 2 “Summary of Significant Accounting Policies.”